Financial Assets and Financial Liabilities - Schedule of Quantitative Disclosures Of Financial Instruments IN The Fair Value Measurement Hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial asset for which fair value is disclosed:
An unlisted investment measured at fair value through profit or loss	¥ 1,000	¥ 0
Unlisted Investment [Member]
Financial asset for which fair value is disclosed:
An unlisted investment measured at fair value through profit or loss	1,000
Unlisted Investment [Member] | Level 1 of fair value hierarchy [member]
Financial asset for which fair value is disclosed:
An unlisted investment measured at fair value through profit or loss	0
Unlisted Investment [Member] | Level 2 of fair value hierarchy [member]
Financial asset for which fair value is disclosed:
An unlisted investment measured at fair value through profit or loss	1,000
Unlisted Investment [Member] | Level 3 of fair value hierarchy [member]
Financial asset for which fair value is disclosed:
An unlisted investment measured at fair value through profit or loss	¥ 0